CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2020
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

9. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash. The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statement of cash flows:

	July 31,
	2020	2019
Cash and cash equivalents	$3,260,135	$4,117,647
Restricted cash	1,143,666	1,146,077
	$4,403,801	$5,263,724

Amounts in restricted cash primarily consist of cash held in bank accounts for tenant security deposits, amounts set aside in accordance with certain loan agreements, and security deposits with landlords and utility companies.

Supplemental disclosure:

	July 31,
	2020	2019
Cash Flow Information
Interest paid, net of capitalized interest of $112,074 (2020), and $77,880 (2019)	$153,107	$115,657
Income tax (refunded)	(23,041)	—

Non-cash information
Recognition of operating lease right-of-use assets	$39,464,411	$—
Recognition of operating lease liabilities	30,222,981	—
Mortgage refinance	5,255,920	—